FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Direct Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classification of loans by type of banking and maturity [Abstract]
Current loans	S/ 130,867,669	S/ 127,986,360
Current but impaired loans	3,802,650	4,303,045
Loans with delay in payments of one day or more but not internal overdue loans	4,218,792	5,060,682
Internal overdue loans	5,430,134	6,133,167
Total	144,319,245	143,483,254
Commercial Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	70,812,359	69,089,495
Current but impaired loans	2,256,618	2,901,367
Loans with delay in payments of one day or more but not internal overdue loans	1,220,408	1,662,457
Internal overdue loans	2,632,230	3,167,083
Total	76,921,615	76,820,402
Residential Mortgage Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	22,270,753	21,543,100
Current but impaired loans	573,359	484,375
Loans with delay in payments of one day or more but not internal overdue loans	1,456,906	1,405,344
Internal overdue loans	791,039	744,099
Total	25,092,057	24,176,918
Small Business Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	20,260,194	19,591,337
Current but impaired loans	328,229	333,213
Loans with delay in payments of one day or more but not internal overdue loans	779,402	978,265
Internal overdue loans	1,410,308	1,522,935
Total	22,778,133	22,425,750
Consumer Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	17,524,363	17,762,428
Current but impaired loans	644,444	584,090
Loans with delay in payments of one day or more but not internal overdue loans	762,076	1,014,616
Internal overdue loans	596,557	699,050
Total	S/ 19,527,440	S/ 20,060,184